Share-based payments (Details Narrative)				6 Months Ended		12 Months Ended
	Mar. 20, 2025 shares	Jul. 01, 2024 $ / shares shares	Jul. 01, 2024 € / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 20, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted						1,885,625
Option granted exercise price | $ / shares						$ 1.179
Number of shares option				2,672,084		2,672,084	1,107,084	1,456,125
Number of stock option nonvested						8,522,687
Stock-based compensation expense | $				$ 7,824,176	$ 39,674	$ 1,275,425	$ 68,840
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option	2,672,084
Number of options vested	2,672,084
2021 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance									3,200,000
Legacy options shares		953,750	953,750
Number of option granted						619,167
Number of shares option	309,584
2021 Enterprise Management Incentive Plan [Member] | 2021 Surplus Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted		1,973,500	1,973,500
2024 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted		3,868,250	3,868,250			4,020,750
Number of shares option	2,010,375
2024 Enterprise Management Incentive Plan [Member] | 2021 New Option Pool [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option were issued		1,894,750	1,894,750
2024 Enterprise Management Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option were issued		4,294,750	4,294,750
Exercise price of options | € / shares			€ 0.001
2024 Red Cloud Holdings PLC Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted		704,250	704,250			704,250
Option granted exercise price | $ / shares		$ 4.50
Number of shares option	352,125